Risk Management - Credit quality of off balancesheet items (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [Line Items]
Off balance accounts		₩ 130,093,656	₩ 127,402,271
Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	11,921,586	12,987,809
Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts		118,172,070	114,414,462
Stage 1 | Above appropriate credit rating
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	123,960,012	119,477,342
Stage 1 | Above appropriate credit rating | Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	10,790,470	11,560,908
Stage 1 | Above appropriate credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	113,169,542	107,916,434
Stage 1 | Less than a limited credit rating
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	3,457,170	4,628,555
Stage 1 | Less than a limited credit rating | Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	846,997	1,037,142
Stage 1 | Less than a limited credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	2,610,173	3,591,413
Stage 2 | Above appropriate credit rating
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	1,664,808	2,119,897
Stage 2 | Above appropriate credit rating | Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	25,826	47,549
Stage 2 | Above appropriate credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	1,638,982	2,072,348
Stage 2 | Less than a limited credit rating
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	998,200	1,107,339
Stage 2 | Less than a limited credit rating | Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	245,061	275,166
Stage 2 | Less than a limited credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	753,139	832,173
Stage 3
Disclosure of credit risk exposure [Line Items]
Off balance accounts		13,466	69,138
Stage 3 | Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts		13,232	67,044
Stage 3 | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts		₩ 234	₩ 2,094

[1]	As of December 31, 2021 and 2022, the financial guarantee amount of 3,960,383 million won and 3,095,091 million won are included, respectively.
[2]	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
[3]	Credit grade of corporate are BBB- ~ C, and consumers are grades 7 ~ 10.